UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Brian C. Janssen

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond Fund® Semi-annual report for the six months ended November 30, 2021

A research-driven
fund of high-quality
corporate bonds

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment for periods ended December 31, 2021 (the most recent calendar quarter-end):

	Cumulative	Average annual total return
	total return		Lifetime
	1 year	5 years	(since 12/14/12)

Class F-2 shares	–1.88%	5.53%	4.58%
Class A shares Reflecting 3.75% maximum sales charge	–5.79	4.45	4.04

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.53% for Class F-2 shares and 0.83% for Class A shares as of the prospectus dated August 1, 2021. The expense ratios are restated to reflect current fees. The net expense ratios are 0.52% for Class F-2 shares and 0.82% for Class A shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 1, 2022. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results and the net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. Refer to the fund’s most recent prospectus for details. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2021, was 1.91% (1.89% without the reimbursement) for Class F-2 shares and 1.57% (1.55% without the reimbursement) for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The Class A share results reflect the 3.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Corporate Bond Fund for the periods ended November 30, 2021, are shown in the table below, as well as results of the fund’s primary benchmark and its Lipper peer groups.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/BFCAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

18	Financial statements

21	Notes to financial statements

33	Financial highlights

Results at a glance

For periods ended November 30, 2021, with all distributions reinvested

			Average annual total returns
	Cumulative total returns				Lifetime (since Class A inception on
	6 months	1 year	3 years	5 years	12/14/12)

American Funds Corporate Bond Fund[1] (Class F-2 shares)	1.91%	–1.42%	8.67%	5.71%	4.64%
American Funds Corporate Bond Fund (Class A shares)	1.77	–1.70	8.35	5.42	4.54
Bloomberg U.S. Corporate Investment Grade Index[2]	1.94	–0.53	8.15	5.42	4.18
Lipper Corporate Debt Funds BBB-Rated Average[3]	1.70	–0.34	7.78	5.12	3.98
Lipper Corporate Debt Funds A-Rated Average[3]	2.10	–0.12	7.09	4.67	3.54

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Since the fund’s inception through July 29, 2016, certain fees, such as 12b-1 fees, were not charged on Class A shares. If these expenses had been deducted, results would have been lower.

American Funds Corporate Bond Fund	1

Investment portfolio November 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	3.89%
AAA/Aaa	.98
AA/Aa	14.96
A/A	33.85
BBB/Baa	41.48
Below investment grade	2.85
Short-term securities & other assets less liabilities	1.99
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.01%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 92.56%
Financials 22.52%
ACE INA Holdings, Inc. 2.875% 2022	$1,205	$1,225
ACE INA Holdings, Inc. 3.35% 2026	675	727
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	6,913	6,934
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	6,856	6,909
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,411	12,515
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,239	1,248
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	330	341
Allstate Corp. 0.75% 2025	440	431
Allstate Corp. 1.45% 2030	2,000	1,899
Allstate Corp. 3.85% 2049	500	606
American Express Co. 3.625% 2024	4,175	4,457
American Express Co. 1.65% 2026	2,975	2,971
American Express Co. 3.125% 2026	75	80
American International Group, Inc. 2.50% 2025	1,500	1,553
American International Group, Inc. 3.90% 2026	300	327
American International Group, Inc. 3.40% 2030	2,360	2,550
American International Group, Inc. 4.80% 2045	100	130
American International Group, Inc. 4.375% 2050	2,140	2,706
Aon Corp / Aon Global Holdings PLC 2.60% 2031	1,000	1,008
AON Corp. 2.20% 2022	2,126	2,159
Arthur J. Gallagher & Co. 3.50% 2051	1,013	1,093
ASB Bank, Ltd. 2.375% 2031[1]	1,776	1,776
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	11,819	11,310
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	5,255	5,019
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	11,535	11,327
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[2]	3,183	3,199
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[2]	14,564	14,730
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[2]	11,111	11,258
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[2]	2,500	2,430
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	1,290	1,315
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[2]	114	127

2	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of Nova Scotia 1.35% 2026	$3,291	$3,254
Berkshire Hathaway Finance Corp. 4.20% 2048	813	1,005
Berkshire Hathaway Finance Corp. 4.25% 2049	300	373
Berkshire Hathaway, Inc. 3.125% 2026	350	375
Berkshire Hathaway, Inc. 4.50% 2043	125	157
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	2,800	2,753
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	10,325	10,475
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	203	194
Chubb INA Holdings, Inc. 1.375% 2030	1,250	1,170
Chubb INA Holdings, Inc. 2.85% 2051	607	619
Chubb INA Holdings, Inc. 3.05% 2061	673	695
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[2]	2,581	2,533
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	4,000	4,025
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	7,020	7,055
Commonwealth Bank of Australia 2.688% 2031[1]	2,425	2,400
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1,2]	1,375	1,444
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[2]	1,000	1,050
Commonwealth Bank of Australia 3.305% 2041[1]	2,900	2,988
Cooperatieve Rabobank UA 2.625% 2024[1]	1,200	1,245
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	350	352
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,575	2,506
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	663
Credit Suisse Group AG 3.80% 2023	425	443
Credit Suisse Group AG 2.95% 2025	1,275	1,340
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	12,918	14,217
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	3,975	4,031
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	7,694	7,717
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	5,436	5,742
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[2]	950	955
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,950	1,926
Five Corners Funding Trust II 2.85% 2030[1]	1,000	1,037
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[2]	3,796	3,693
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.326% 2026[3]	500	509
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[2]	3,903	3,823
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	2,942	2,937
Goldman Sachs Group, Inc. 2.60% 2030	4,004	4,062
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	2,049	1,963
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[2]	5,817	5,712
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[2]	18,609	18,658
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 0.011% on 10/21/2031)[2]	6,216	6,235
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	3,236	3,229
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[2]	5,391	5,583
Goldman Sachs Group, Inc., 4.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.949% on 11/10/2026)[2]	1,348	1,334
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,525	9,419
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,489
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	1,450	1,394
Hartford Financial Services Group, Inc. 2.90% 2051	1,328	1,322
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[2]	8,050	8,073
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	4,032	3,950
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[2]	3,095	3,378
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[2]	610	618
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	5,000	5,004
Intercontinental Exchange, Inc. 3.00% 2060	2,810	2,763
Intesa Sanpaolo SpA 3.875% 2028[1]	657	700
Intesa Sanpaolo SpA 4.00% 2029[1]	400	435
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	2,908	2,975
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	9,703	9,421
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[2]	2,604	2,574
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[2]	8,722	8,772
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[2]	3,609	3,642
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	1,807	1,909
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	2,095	2,286

American Funds Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[2]	$2,210	$2,348
Lloyds Banking Group PLC 3.75% 2027	213	231
Lloyds Banking Group PLC 4.375% 2028	590	663
Lloyds Banking Group PLC 4.55% 2028	830	952
Marsh & McLennan Companies, Inc. 4.375% 2029	480	548
Marsh & McLennan Companies, Inc. 2.25% 2030	500	497
Marsh & McLennan Companies, Inc. 4.90% 2049	850	1,170
MetLife, Inc. 4.55% 2030	2,670	3,158
MetLife, Inc. 4.60% 2046	100	130
Metropolitan Life Global Funding I 2.40% 2022[1]	480	485
Metropolitan Life Global Funding I 1.95% 2023[1]	1,700	1,726
Metropolitan Life Global Funding I 0.40% 2024[1]	5,362	5,305
Metropolitan Life Global Funding I 0.70% 2024[1]	2,288	2,259
Metropolitan Life Global Funding I 3.60% 2024[1]	400	423
Metropolitan Life Global Funding I 0.95% 2025[1]	5,728	5,664
Metropolitan Life Global Funding I 3.45% 2026[1]	150	162
Metropolitan Life Global Funding I 3.00% 2027[1]	700	745
Metropolitan Life Global Funding I 3.05% 2029[1]	250	269
Metropolitan Life Global Funding I 1.55% 2031[1]	1,000	951
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,319
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[2]	5,000	4,982
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[2]	1,172	1,163
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[2]	9,639	9,327
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[2]	3,000	3,062
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[2]	2,300	2,257
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[2]	2,843	2,812
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	4,620	4,380
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[2]	13,726	13,461
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[2]	6,740	6,768
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	704
National Australia Bank, Ltd. 2.332% 2030[1]	1,100	1,057
Nationwide Building Society 3.96% 2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	443
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	500	536
New York Life Global Funding 2.30% 2022[1]	1,150	1,162
New York Life Global Funding 0.95% 2025[1]	6,592	6,534
New York Life Global Funding 3.00% 2028[1]	100	108
New York Life Global Funding 1.20% 2030[1]	4,785	4,493
New York Life Global Funding 1.85% 2031[1]	250	245
Northwestern Mutual Global Funding 0.80% 2026[1]	5,583	5,455
Nuveen, LLC 4.00% 2028[1]	220	247
PRICOA Global Funding I 3.45% 2023[1]	175	182
Progressive Corp. 3.20% 2030	710	772
Prudential Financial, Inc. 3.905% 2047	350	414
Prudential Financial, Inc. 4.35% 2050	250	321
Prudential Financial, Inc. 3.70% 2051	1,225	1,414
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[2]	500	569
Royal Bank of Canada 0.75% 2024	3,690	3,650
Royal Bank of Canada 1.20% 2026	3,350	3,302
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	800	834
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2]	600	680
SVB Financial Group, 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2]	2,279	2,292
Synchrony Financial 3.95% 2027	1,575	1,702
Synchrony Financial 2.875% 2031	800	793
Toronto-Dominion Bank 2.00% 2031	3,202	3,182
Travelers Companies, Inc. 4.00% 2047	105	128
Travelers Companies, Inc. 4.05% 2048	100	124
Travelers Companies, Inc. 4.10% 2049	380	484
Travelers Companies, Inc. 2.55% 2050	603	588
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,548

4	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[2]	$15,000	$15,407
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[2]	1,351	1,430
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[2]	3,058	3,104
Westpac Banking Corp. 1.953% 2028	7,165	7,137
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[2]	2,128	2,310
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[2]	1,225	1,202
Willis North America, Inc. 3.875% 2049	330	362
		481,093

Utilities 15.55%
AEP Texas, Inc. 3.45% 2051	3,300	3,463
AEP Transmission Co. LLC 3.80% 2049	200	232
AEP Transmission Co. LLC 3.65% 2050	25	28
AEP Transmission Co. LLC 2.75% 2051	266	261
Alabama Power Co. 3.125% 2051	30	31
Alabama Power Co. 3.00% 2052	1,900	1,938
American Electric Power Company, Inc. 1.00% 2025	1,100	1,073
CenterPoint Energy, Inc. 2.95% 2030	1,675	1,730
CenterPoint Energy, Inc. 2.65% 2031	3,999	4,042
Cleveland Electric Illuminating Co. 4.55% 2030[1]	2,500	2,894
Connecticut Light and Power Co. 2.05% 2031	2,575	2,563
Consumers Energy Co. 3.10% 2050	1,570	1,681
Consumers Energy Co. 3.50% 2051	1,175	1,344
Consumers Energy Co. 2.65% 2052	4,111	4,083
Dominion Energy, Inc. 2.25% 2031	4,550	4,469
Dominion Resources, Inc., junior subordinated, 3.071% 2024[2]	1,000	1,042
DTE Electric Co 3.70% 2045	500	575
DTE Electric Co. 2.625% 2031	1,811	1,876
DTE Electric Co. 3.25% 2051	50	55
DTE Energy Company 1.90% 2028	1,910	1,905
DTE Energy Company 3.95% 2049	33	40
DTE Energy Company 2.95% 2050	794	826
Duke Energy Carolinas, LLC 2.55% 2031	1,460	1,493
Duke Energy Corp. 0.90% 2025	1,050	1,023
Duke Energy Ohio, Inc. 2.125% 2030	900	886
Duke Energy Progress, Inc. 2.90% 2051	975	986
Duke Energy Progress, LLC 2.50% 2050	646	606
Edison International 5.75% 2027	1,566	1,785
Edison International 4.125% 2028	11,504	12,280
Emera US Finance LP 2.639% 2031	7,975	7,964
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	993	1,166
Entergy Corp. 1.60% 2030	1,300	1,226
Entergy Corp. 2.40% 2031	5,825	5,762
Entergy Louisiana, LLC 2.90% 2051	850	855
Entergy Texas, Inc. 1.75% 2031	4,050	3,826
Exelon Corp. 4.70% 2050	125	161
FirstEnergy Corp. 2.05% 2025	275	275
FirstEnergy Corp. 1.60% 2026	4,325	4,253
FirstEnergy Corp. 3.50% 2028[1]	1,000	1,057
FirstEnergy Corp. 4.10% 2028[1]	3,000	3,328
FirstEnergy Corp. 2.25% 2030	8,830	8,403
FirstEnergy Corp. 2.65% 2030	14,891	14,556
FirstEnergy Corp. 7.375% 2031	3,389	4,541
FirstEnergy Corp., Series A, 3.35% 2022[2]	5,389	5,419
FirstEnergy Corp., Series B, 4.40% 2027[2]	18,920	20,245
FirstEnergy Transmission LLC 2.866% 2028[1]	15,625	15,822
Florida Power & Light Company 2.875% 2051	9,322	9,680
Jersey Central Power & Light Co. 4.30% 2026[1]	1,085	1,183
Jersey Central Power & Light Co. 2.75% 2032[1]	925	944
Metropolitan Edison Co. 4.30% 2029[1]	200	223
MidAmerican Energy Holdings Co. 2.70% 2052	5,342	5,363
Mississippi Power Co. 4.25% 2042	600	710
NextEra Energy Capital Holdings, Inc. 1.90% 2028	5,450	5,370
Northern States Power Co. 2.25% 2031	721	732
Northern States Power Co. 2.60% 2051	2,077	2,026

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Oncor Electric Delivery Company, LLC 2.70% 2051[1]	$1,566	$1,553
Pacific Gas and Electric Co. 2.95% 2026	343	349
Pacific Gas and Electric Co. 3.15% 2026	7,919	8,121
Pacific Gas and Electric Co. 3.30% 2027	8,483	8,646
Pacific Gas and Electric Co. 3.30% 2027	1,449	1,474
Pacific Gas and Electric Co. 3.00% 2028	12,023	12,124
Pacific Gas and Electric Co. 3.75% 2028	10,183	10,627
Pacific Gas and Electric Co. 4.65% 2028	1,442	1,580
Pacific Gas and Electric Co. 4.55% 2030	19,952	21,805
Pacific Gas and Electric Co. 2.50% 2031	4,194	4,011
Pacific Gas and Electric Co. 3.25% 2031	6,591	6,636
Pacific Gas and Electric Co. 3.75% 2042	500	467
PacifiCorp, First Mortgage Bonds, 3.50% 2029	1,000	1,090
Peco Energy Co. 2.80% 2050	975	977
Progress Energy, Inc. 7.00% 2031	3,480	4,740
Public Service Electric and Gas Co. 3.65% 2028	1,000	1,109
Public Service Electric and Gas Co. 1.90% 2031	850	839
Public Service Electric and Gas Co. 2.05% 2050	853	768
San Diego Gas & Electric Co. 1.70% 2030	800	766
San Diego Gas & Electric Co. 2.95% 2051	4,867	4,980
Southern California Edison Co. 3.70% 2025	244	262
Southern California Edison Co. 3.65% 2028	1,305	1,409
Southern California Edison Co. 2.85% 2029	1,000	1,035
Southern California Edison Co. 2.25% 2030	7,247	7,183
Southern California Edison Co. 3.65% 2050	7,407	7,968
Southern California Edison Co. 2.95% 2051	4,295	4,115
Southern California Edison Co. 3.65% 2051	1,543	1,681
Southern California Edison Co., Series C, 3.60% 2045	1,181	1,236
Southwestern Electric Power Co. 3.25% 2051	2,223	2,245
Union Electric Co. 2.15% 2032	3,950	3,925
Virginia Electric and Power Co. 3.15% 2026	1,150	1,216
Virginia Electric and Power Co. 2.30% 2031	3,075	3,109
Virginia Electric and Power Co. 2.45% 2050	2,700	2,545
Wisconsin Electric Power Co. 2.85% 2051	810	828
Wisconsin Power and Light Co. 1.95% 2031	2,775	2,727
Xcel Energy, Inc. 3.35% 2026	5,712	6,107
Xcel Energy, Inc. 1.75% 2027	1,895	1,884
Xcel Energy, Inc. 2.60% 2029	1,300	1,328
Xcel Energy, Inc. 2.35% 2031	6,754	6,827
Xcel Energy, Inc. 3.50% 2049	1,420	1,563
		332,155

Energy 9.20%
Canadian Natural Resources, Ltd. 2.95% 2023	997	1,017
Canadian Natural Resources, Ltd. 2.05% 2025	997	1,008
Canadian Natural Resources, Ltd. 3.85% 2027	5,095	5,466
Canadian Natural Resources, Ltd. 2.95% 2030	1,244	1,271
Canadian Natural Resources, Ltd. 4.95% 2047	41	51
Cheniere Energy, Inc. 3.70% 2029	6,493	6,942
Chevron Corp. 2.954% 2026	3,220	3,416
Chevron Corp. 1.995% 2027	2,925	2,960
Chevron Corp. 2.236% 2030	15,239	15,413
Chevron USA, Inc. 1.018% 2027	7,000	6,722
Continental Resources, Inc. 2.875% 2032[1]	2,594	2,516
Diamondback Energy, Inc. 4.40% 2051	1,887	2,144
Enbridge Energy Partners LP 7.375% 2045	3,016	4,804
Energy Transfer Operating LP 2.90% 2025	1,501	1,550
Energy Transfer Operating LP 3.75% 2030	2,041	2,152
Energy Transfer Operating LP 5.00% 2050	10,181	11,715
Energy Transfer Partners LP 6.125% 2045	443	557
Energy Transfer Partners LP 5.30% 2047	249	288
Energy Transfer Partners LP 6.00% 2048	2,036	2,559
Energy Transfer Partners LP 6.25% 2049	593	771
Enterprise Products Operating, LLC 2.80% 2030	848	879
Enterprise Products Operating, LLC 3.20% 2052	2,866	2,812
Enterprise Products Operating, LLC 3.30% 2053	2,822	2,822
Exxon Mobil Corp. 2.019% 2024	3,660	3,751

6	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Exxon Mobil Corp. 2.44% 2029	$1,103	$1,131
Exxon Mobil Corp. 2.61% 2030	1,710	1,771
Exxon Mobil Corp. 2.995% 2039	120	124
Exxon Mobil Corp. 3.452% 2051	1,115	1,220
Kinder Morgan, Inc. 2.00% 2031	943	890
Kinder Morgan, Inc. 5.20% 2048	651	811
Kinder Morgan, Inc. 3.25% 2050	1,500	1,422
Kinder Morgan, Inc. 3.60% 2051	3,098	3,120
MPLX LP 1.75% 2026	2,915	2,887
MPLX LP 2.65% 2030	5,347	5,307
MPLX LP 4.70% 2048	716	827
MPLX LP 5.50% 2049	3,491	4,417
ONEOK, Inc. 2.20% 2025	352	359
ONEOK, Inc. 5.85% 2026	5,015	5,780
ONEOK, Inc. 4.00% 2027	259	281
ONEOK, Inc. 3.40% 2029	1,440	1,502
ONEOK, Inc. 4.35% 2029	151	166
ONEOK, Inc. 3.10% 2030	2,779	2,862
ONEOK, Inc. 6.35% 2031	2,798	3,521
ONEOK, Inc. 4.95% 2047	608	712
ONEOK, Inc. 5.20% 2048	2,749	3,319
ONEOK, Inc. 4.45% 2049	1,442	1,607
ONEOK, Inc. 4.50% 2050	551	624
ONEOK, Inc. 7.15% 2051	599	883
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.764% 2022[3]	1,600	1,599
Petróleos Mexicanos 4.875% 2022	1,610	1,613
Petróleos Mexicanos 3.50% 2023	2,160	2,168
Petróleos Mexicanos 4.625% 2023	870	889
Petróleos Mexicanos 6.875% 2025[1]	1,541	1,647
Petróleos Mexicanos 6.50% 2027	1,670	1,715
Petróleos Mexicanos 6.50% 2029	737	735
Petróleos Mexicanos 6.84% 2030	5,508	5,538
Petróleos Mexicanos 6.75% 2047	497	409
Petróleos Mexicanos 6.35% 2048	1,184	938
Petróleos Mexicanos 7.69% 2050	940	850
Pioneer Natural Resources Company 1.125% 2026	286	278
Pioneer Natural Resources Company 2.15% 2031	320	308
Qatar Petroleum 2.25% 2031[1]	2,270	2,236
Qatar Petroleum 3.125% 2041[1]	3,170	3,186
Qatar Petroleum 3.30% 2051[1]	1,530	1,568
SA Global Sukuk, Ltd. 1.602% 2026[1]	5,090	5,018
Sabine Pass Liquefaction, LLC 4.50% 2030	3,788	4,291
Shell International Finance BV 2.375% 2025	3,690	3,825
Shell International Finance BV 3.875% 2028	510	571
Shell International Finance BV 2.375% 2029	1,800	1,835
Shell International Finance BV 2.75% 2030	7,643	7,996
Shell International Finance BV 3.125% 2049	280	291
Shell International Finance BV 3.25% 2050	620	667
Suncor Energy, Inc. 3.75% 2051	1,154	1,256
Sunoco Logistics Operating Partners LP 5.40% 2047	260	310
Total Capital International 3.455% 2029	1,970	2,148
Total Capital International 3.127% 2050	1,026	1,062
Total SE 2.986% 2041	560	574
TransCanada PipeLines, Ltd. 4.10% 2030	2,422	2,697
Williams Companies, Inc. 3.50% 2030	5,466	5,808
Williams Companies, Inc. 2.60% 2031	3,180	3,160
Williams Partners LP 6.30% 2040	190	258
		196,573

Communication services 7.51%
Alphabet, Inc. 1.10% 2030	1,260	1,185
AT&T, Inc. 2.30% 2027	1,400	1,423
AT&T, Inc. 1.65% 2028	3,500	3,408
AT&T, Inc. 2.75% 2031	10,038	10,206
AT&T, Inc. 2.25% 2032	10,677	10,312
AT&T, Inc. 2.55% 2033	11,347	10,978
AT&T, Inc. 3.30% 2052	2,968	2,904

American Funds Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
AT&T, Inc. 3.50% 2053	$11,046	$11,178
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,597
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	1,155
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	4,939	4,902
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	1,800	1,702
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	612	723
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	420	474
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,440	3,342
Comcast Corp. 3.10% 2025	1,100	1,161
Comcast Corp. 3.95% 2025	1,500	1,637
Comcast Corp. 4.15% 2028	1,000	1,133
Comcast Corp. 2.65% 2030	1,080	1,118
Comcast Corp. 1.50% 2031	4,800	4,517
Comcast Corp. 1.95% 2031	2,044	2,000
Comcast Corp. 4.00% 2047	200	234
Comcast Corp. 4.00% 2048	290	339
Comcast Corp. 2.80% 2051	3,800	3,677
Comcast Corp. 2.45% 2052	2,000	1,829
Netflix, Inc. 4.875% 2028	4,290	4,860
Netflix, Inc. 5.875% 2028	7,463	8,944
Netflix, Inc. 5.375% 2029[1]	3,580	4,241
Netflix, Inc. 4.875% 2030[1]	1,867	2,165
T-Mobile US, Inc. 1.50% 2026	1,200	1,185
T-Mobile US, Inc. 3.75% 2027	1,200	1,291
T-Mobile US, Inc. 2.05% 2028	2,450	2,415
T-Mobile US, Inc. 2.55% 2031	3,430	3,384
T-Mobile US, Inc. 3.00% 2041	423	404
T-Mobile US, Inc. 3.30% 2051	2,556	2,491
T-Mobile US, Inc. 3.40% 2052[1]	2,269	2,254
Verizon Communications, Inc. 3.00% 2027	1,975	2,087
Verizon Communications, Inc. 2.10% 2028	900	898
Verizon Communications, Inc. 4.329% 2028	930	1,060
Verizon Communications, Inc. 3.875% 2029	175	194
Verizon Communications, Inc. 4.016% 2029	220	247
Verizon Communications, Inc. 1.68% 2030	1,050	992
Verizon Communications, Inc. 1.75% 2031	7,675	7,276
Verizon Communications, Inc. 2.55% 2031	925	936
Verizon Communications, Inc. 2.355% 2032[1]	1,907	1,889
Verizon Communications, Inc. 2.65% 2040	5,000	4,780
Verizon Communications, Inc. 2.85% 2041	1,418	1,412
Verizon Communications, Inc. 3.40% 2041	7,800	8,301
Verizon Communications, Inc. 3.85% 2042	206	230
Verizon Communications, Inc. 2.875% 2050	5,238	5,115
Verizon Communications, Inc. 3.55% 2051	1,439	1,581
Vodafone Group PLC 4.25% 2050	1,500	1,731
Walt Disney Company 2.65% 2031	4,349	4,519
Walt Disney Company 3.60% 2051	332	380
		160,396

Health care 6.93%
Abbott Laboratories 3.75% 2026	29	32
AbbVie, Inc. 2.95% 2026	362	381
AbbVie, Inc. 3.20% 2029	825	877
AbbVie, Inc. 4.25% 2049	780	940
AmerisourceBergen Corp. 2.70% 2031	7,302	7,389
AstraZeneca Finance LLC 1.75% 2028	1,891	1,878
AstraZeneca Finance LLC 2.25% 2031	1,288	1,302
AstraZeneca PLC 2.375% 2022	1,000	1,009
AstraZeneca PLC 3.375% 2025	1,740	1,866
AstraZeneca PLC 0.70% 2026	5,265	5,091
AstraZeneca PLC 4.00% 2029	1,102	1,247
AstraZeneca PLC 1.375% 2030	2,000	1,882
AstraZeneca PLC 3.00% 2051	1,255	1,332
Baxter International, Inc. 2.539% 2032[1]	4,000	4,035
Bayer US Finance II, LLC 4.25% 2025[1]	450	490
Bayer US Finance II, LLC 4.375% 2028[1]	750	843
Bayer US Finance II, LLC 4.875% 2048[1]	264	334

8	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Becton, Dickinson and Company 3.363% 2024	$522	$548
Boston Scientific Corp. 3.375% 2022	332	336
Boston Scientific Corp. 3.45% 2024	285	299
Boston Scientific Corp. 3.75% 2026	1,088	1,173
Boston Scientific Corp. 2.65% 2030	4,229	4,300
Boston Scientific Corp. 4.70% 2049	409	529
Bristol-Myers Squibb Company 1.45% 2030	2,590	2,474
Centene Corp. 2.45% 2028	6,355	6,246
Centene Corp. 4.625% 2029	2,470	2,647
Centene Corp. 3.00% 2030	4,185	4,184
Centene Corp. 3.375% 2030	1,963	1,980
Centene Corp. 2.50% 2031	5,015	4,814
Centene Corp. 2.625% 2031	1,530	1,478
Cigna Corp. 4.375% 2028	1,126	1,277
Cigna Corp. 2.375% 2031	10,317	10,350
CVS Health Corp. 1.30% 2027	5,000	4,813
CVS Health Corp. 4.30% 2028	414	467
CVS Health Corp. 3.25% 2029	1,705	1,815
CVS Health Corp. 1.75% 2030	2,500	2,380
CVS Health Corp. 1.875% 2031	3,295	3,152
CVS Health Corp. 5.05% 2048	65	86
Eli Lilly and Company 2.35% 2022	2,000	2,018
Eli Lilly and Company 3.375% 2029	748	824
GlaxoSmithKline PLC 2.875% 2022	1,150	1,161
GlaxoSmithKline PLC 3.00% 2024	1,115	1,167
GlaxoSmithKline PLC 3.625% 2025	1,000	1,079
GlaxoSmithKline PLC 3.875% 2028	1,313	1,476
GlaxoSmithKline PLC 3.375% 2029	1,145	1,251
HCA, Inc. 4.125% 2029	1,000	1,100
Johnson & Johnson 2.10% 2040	1,690	1,631
Kaiser Foundation Hospitals 2.81% 2041	660	675
Laboratory Corporation of America Holdings 2.70% 2031	949	967
Medtronic, Inc. 3.50% 2025	59	63
Merck & Co., Inc. 2.90% 2024	1,000	1,044
Merck & Co., Inc. 1.45% 2030	3,010	2,881
Novartis Capital Corp. 1.75% 2025	3,314	3,372
Novartis Capital Corp. 2.00% 2027	1,885	1,915
Novartis Capital Corp. 2.20% 2030	6,858	7,000
Partners HealthCare System, Inc. 3.192% 2049	1,000	1,102
Pfizer, Inc. 3.20% 2023	1,750	1,828
Pfizer, Inc. 2.95% 2024	2,000	2,094
Pfizer, Inc. 1.70% 2030	3,889	3,812
Shire PLC 3.20% 2026	1,790	1,895
STERIS Irish FinCo Unlimited Co. 3.75% 2051	470	521
Summa Health 3.511% 2051	665	737
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	4,263	4,539
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	577
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,375
Thermo Fisher Scientific, Inc. 2.00% 2031	2,022	1,982
Thermo Fisher Scientific, Inc. 2.80% 2041	1,421	1,437
UnitedHealth Group, Inc. 2.375% 2024	535	554
UnitedHealth Group, Inc. 3.75% 2025	380	411
UnitedHealth Group, Inc. 2.875% 2029	348	368
UnitedHealth Group, Inc. 2.30% 2031	1,718	1,741
UnitedHealth Group, Inc. 3.05% 2041	2,000	2,089
UnitedHealth Group, Inc. 4.45% 2048	1,205	1,549
UnitedHealth Group, Inc. 3.25% 2051	2,858	3,113
Zimmer Holdings, Inc. 3.15% 2022	380	382
		148,006

Consumer staples 6.84%
7-Eleven, Inc. 0.95% 2026[1]	3,894	3,759
7-Eleven, Inc. 1.30% 2028[1]	4,060	3,867
7-Eleven, Inc. 1.80% 2031[1]	17,339	16,489
7-Eleven, Inc. 2.80% 2051[1]	762	715
Altria Group, Inc. 2.35% 2025	140	144
Altria Group, Inc. 4.40% 2026	97	107

American Funds Corporate Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Altria Group, Inc. 4.80% 2029	$1,023	$1,159
Altria Group, Inc. 3.40% 2030	984	1,018
Altria Group, Inc. 2.45% 2032	2,000	1,884
Altria Group, Inc. 5.80% 2039	110	133
Altria Group, Inc. 5.375% 2044	314	367
Altria Group, Inc. 5.95% 2049	2,433	3,072
Altria Group, Inc. 4.45% 2050	102	108
Altria Group, Inc. 3.70% 2051	5,865	5,549
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	5,095	6,477
Anheuser-Busch InBev NV 4.00% 2028	200	224
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,787
Anheuser-Busch InBev NV 3.50% 2030	2,216	2,427
Anheuser-Busch InBev NV 4.90% 2031	250	301
Anheuser-Busch InBev NV 5.55% 2049	889	1,228
Anheuser-Busch InBev NV 4.50% 2050	1,487	1,843
British American Tobacco International Finance PLC 1.668% 2026	986	972
British American Tobacco PLC 2.789% 2024	900	931
British American Tobacco PLC 3.215% 2026	705	733
British American Tobacco PLC 3.557% 2027	5,146	5,390
British American Tobacco PLC 4.70% 2027	180	199
British American Tobacco PLC 2.259% 2028	7,488	7,321
British American Tobacco PLC 4.906% 2030	4,186	4,727
British American Tobacco PLC 2.726% 2031	5,140	4,978
British American Tobacco PLC 4.54% 2047	2,567	2,696
British American Tobacco PLC 4.758% 2049	2,141	2,306
Coca-Cola Company 1.00% 2028	645	616
Coca-Cola Company 1.375% 2031	530	499
Coca-Cola Company 2.50% 2051	253	248
Conagra Brands, Inc. 4.30% 2024	2,900	3,103
Conagra Brands, Inc. 4.60% 2025	1,615	1,791
Conagra Brands, Inc. 1.375% 2027	2,710	2,598
Conagra Brands, Inc. 5.30% 2038	31	39
Conagra Brands, Inc. 5.40% 2048	617	848
Constellation Brands, Inc. 4.25% 2023	457	479
Constellation Brands, Inc. 3.60% 2028	200	218
Constellation Brands, Inc. 2.875% 2030	2,873	2,950
Constellation Brands, Inc. 2.25% 2031	3,745	3,654
Constellation Brands, Inc. 4.10% 2048	200	229
Keurig Dr Pepper, Inc. 4.057% 2023	320	334
Keurig Dr Pepper, Inc. 4.417% 2025	2,592	2,836
Keurig Dr Pepper, Inc. 4.597% 2028	591	676
Keurig Dr Pepper, Inc. 3.20% 2030	1,090	1,159
Keurig Dr Pepper, Inc. 5.085% 2048	450	594
Keurig Dr Pepper, Inc. 3.80% 2050	1,569	1,755
Kimberly-Clark Corp. 1.05% 2027	380	366
Kimberly-Clark Corp. 3.10% 2030	528	574
Kimberly-Clark Corp. 2.00% 2031	3,595	3,604
Molson Coors Brewing Co. 4.20% 2046	475	527
Nestlé Holdings, Inc. 0.625% 2026[1]	2,360	2,292
Nestlé Holdings, Inc. 1.00% 2027[1]	1,838	1,770
Nestlé Holdings, Inc. 1.15% 2027[1]	1,650	1,615
Nestlé Holdings, Inc. 1.875% 2031[1]	2,000	1,975
Nestlé Holdings, Inc. 2.625% 2051[1]	2,000	2,007
PepsiCo, Inc. 1.625% 2030	774	753
PepsiCo, Inc. 1.95% 2031	8,883	8,835
PepsiCo, Inc. 2.75% 2051	450	468
Philip Morris International, Inc. 2.875% 2024	972	1,016
Philip Morris International, Inc. 1.50% 2025	228	229
Philip Morris International, Inc. 0.875% 2026	1,035	1,001
Philip Morris International, Inc. 3.375% 2029	1,395	1,520
Philip Morris International, Inc. 1.75% 2030	4,312	4,135
Philip Morris International, Inc. 2.10% 2030	1,167	1,150
Philip Morris International, Inc. 4.125% 2043	512	572
Philip Morris International, Inc. 4.25% 2044	431	495
Procter & Gamble Company 0.55% 2025	1,692	1,653
Procter & Gamble Company 1.00% 2026	342	339
Procter & Gamble Company 1.20% 2030	1,000	949

10	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Procter & Gamble Company 3.00% 2030	$152	$166
Reynolds American, Inc. 4.45% 2025	225	244
Reynolds American, Inc. 5.85% 2045	225	274
Wal-Mart Stores, Inc. 2.375% 2029	118	123
		146,189

Industrials 6.67%
Boeing Company 4.875% 2025	1,566	1,717
Boeing Company 2.196% 2026	6,750	6,740
Boeing Company 2.75% 2026	8,893	9,141
Boeing Company 5.04% 2027	2,069	2,332
Boeing Company 3.25% 2028	13,627	14,166
Boeing Company 5.15% 2030	8,170	9,489
Boeing Company 3.625% 2031	470	500
Boeing Company 3.75% 2050	209	217
Boeing Company 5.805% 2050	3,198	4,320
Burlington Northern Santa Fe, LLC 3.00% 2023	1,000	1,024
Burlington Northern Santa Fe, LLC 3.05% 2051	2,970	3,084
Burlington Northern Santa Fe, LLC 3.30% 2051	2,832	3,100
Burlington Northern Santa Fe, LLC 2.875% 2052	325	330
Canadian National Railway Company 3.20% 2046	190	204
Canadian Pacific Railway, Ltd. 1.75% 2026	2,456	2,459
Canadian Pacific Railway, Ltd. 2.45% 2031	3,563	3,609
Canadian Pacific Railway, Ltd. 3.00% 2041	1,400	1,427
Canadian Pacific Railway, Ltd. 3.10% 2051	2,686	2,767
Carrier Global Corp. 2.242% 2025	2,742	2,805
Carrier Global Corp. 2.493% 2027	225	230
Carrier Global Corp. 2.722% 2030	488	498
Carrier Global Corp. 3.377% 2040	119	125
Carrier Global Corp. 3.577% 2050	103	110
CSX Corp. 3.80% 2028	1,559	1,717
CSX Corp. 4.25% 2029	1,000	1,143
CSX Corp. 2.40% 2030	425	435
CSX Corp. 3.35% 2049	1,015	1,094
CSX Corp. 2.50% 2051	3,775	3,516
General Dynamics Corp. 1.15% 2026	1,140	1,131
General Dynamics Corp. 3.625% 2030	1,690	1,891
General Dynamics Corp. 2.25% 2031	688	700
General Electric Capital Corp. 4.418% 2035	750	907
Honeywell International, Inc. 2.30% 2024	80	83
Honeywell International, Inc. 1.35% 2025	124	125
Honeywell International, Inc. 2.70% 2029	1,522	1,604
Honeywell International, Inc. 1.95% 2030	2,250	2,250
Honeywell International, Inc. 2.80% 2050	150	157
L3Harris Technologies, Inc. 1.80% 2031	925	886
Lockheed Martin Corp. 1.85% 2030	892	884
Lockheed Martin Corp. 3.60% 2035	618	696
Lockheed Martin Corp. 4.50% 2036	338	416
Lockheed Martin Corp. 4.07% 2042	200	239
Lockheed Martin Corp. 2.80% 2050	1,790	1,821
Lockheed Martin Corp. 4.09% 2052	365	457
Masco Corp. 1.50% 2028	1,897	1,828
Masco Corp. 2.00% 2031	3,456	3,324
Masco Corp. 3.125% 2051	207	210
Norfolk Southern Corp. 3.05% 2050	1,554	1,585
Northrop Grumman Corp. 3.25% 2028	1,210	1,292
Northrop Grumman Corp. 5.25% 2050	229	325
Otis Worldwide Corp. 2.056% 2025	2,000	2,038
Otis Worldwide Corp. 2.293% 2027	1,750	1,777
Otis Worldwide Corp. 3.362% 2050	1,250	1,352
Raytheon Technologies Corp. 2.25% 2030	250	250
Raytheon Technologies Corp. 1.90% 2031	3,150	3,026
Raytheon Technologies Corp. 2.375% 2032	1,500	1,502
Raytheon Technologies Corp. 2.82% 2051	750	734
Raytheon Technologies Corp. 3.03% 2052	3,000	3,037
Republic Services, Inc. 2.375% 2033	1,730	1,724
Roper Technologies, Inc. 1.00% 2025	1,000	977

American Funds Corporate Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Roper Technologies, Inc. 1.40% 2027	$750	$729
Roper Technologies, Inc. 1.75% 2031	1,500	1,401
Siemens AG 2.90% 2022[1]	450	456
Siemens AG 1.20% 2026[1]	4,240	4,170
Triton Container International, Ltd. 1.15% 2024[1]	422	417
Union Pacific Corp. 3.15% 2024	750	785
Union Pacific Corp. 3.75% 2025	2,255	2,439
Union Pacific Corp. 2.15% 2027	1,000	1,026
Union Pacific Corp. 2.40% 2030	470	482
Union Pacific Corp. 2.375% 2031	1,807	1,846
Union Pacific Corp. 2.891% 2036	1,332	1,393
Union Pacific Corp. 4.30% 2049	510	644
Union Pacific Corp. 3.25% 2050	1,851	2,002
Union Pacific Corp. 2.95% 2052	2,503	2,573
Union Pacific Corp. 3.95% 2059	805	963
United Technologies Corp. 3.65% 2023	23	24
United Technologies Corp. 3.95% 2025	1,535	1,665
United Technologies Corp. 4.125% 2028	1,475	1,659
United Technologies Corp. 4.50% 2042	250	309
		142,510

Information technology 6.09%
Adobe, Inc. 2.30% 2030	1,262	1,288
Analog Devices, Inc. 1.70% 2028	2,103	2,103
Analog Devices, Inc. 2.10% 2031	5,012	5,025
Analog Devices, Inc. 2.80% 2041	591	604
Analog Devices, Inc. 2.95% 2051	2,186	2,289
Apple, Inc. 0.55% 2025	1,550	1,515
Apple, Inc. 1.125% 2025	2,004	2,000
Apple, Inc. 1.25% 2030	3,120	2,940
Apple, Inc. 2.375% 2041	1,310	1,286
Apple, Inc. 2.65% 2051	4,210	4,180
Apple, Inc. 2.70% 2051	500	501
Apple, Inc. 2.80% 2061	390	391
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	1,090	1,175
Broadcom, Inc. 4.75% 2029	5,255	5,970
Broadcom, Inc. 4.15% 2030	2,000	2,189
Broadcom, Inc. 5.00% 2030	2,500	2,916
Broadcom, Inc. 3.419% 2033[1]	812	837
Broadcom, Inc. 3.469% 2034[1]	4,193	4,324
Broadcom, Inc. 3.187% 2036[1]	3,807	3,752
Broadcom, Inc. 3.50% 2041[1]	5,505	5,499
Broadcom, Inc. 3.75% 2051[1]	1,811	1,887
Fidelity National Information Services, Inc. 2.25% 2031	2,700	2,643
Fidelity National Information Services, Inc. 3.10% 2041	273	273
Fiserv, Inc. 3.50% 2029	2,610	2,784
Fiserv, Inc. 2.65% 2030	2,257	2,285
Global Payments, Inc. 2.90% 2030	3,844	3,896
Global Payments, Inc. 2.90% 2031	2,025	2,051
Mastercard, Inc. 1.90% 2031	1,725	1,729
Mastercard, Inc. 2.00% 2031	1,885	1,887
Mastercard, Inc. 2.95% 2051	1,366	1,450
Microsoft Corp. 2.525% 2050	1,370	1,361
Oracle Corp. 2.50% 2025	2,275	2,343
Oracle Corp. 2.30% 2028	1,663	1,674
Oracle Corp. 2.875% 2031	14,620	14,973
Oracle Corp. 3.60% 2050	3,020	3,061
Oracle Corp. 3.95% 2051	1,841	1,987
PayPal Holdings, Inc. 2.40% 2024	850	879
PayPal Holdings, Inc. 2.65% 2026	554	582
PayPal Holdings, Inc. 2.85% 2029	2,973	3,132
PayPal Holdings, Inc. 2.30% 2030	1,976	2,005
PayPal Holdings, Inc. 3.25% 2050	1,273	1,379
salesforce.com, inc. 1.95% 2031	1,600	1,587
salesforce.com, inc. 2.70% 2041	1,275	1,286
salesforce.com, inc. 2.90% 2051	275	285
salesforce.com, inc. 3.05% 2061	1,200	1,268

12	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
ServiceNow, Inc. 1.40% 2030	$19,148	$17,887
VeriSign, Inc. 2.70% 2031	781	789
Visa, Inc. 1.10% 2031	2,200	2,052
		130,199

Consumer discretionary 5.48%
Amazon.com, Inc. 1.20% 2027	1,191	1,168
Amazon.com, Inc. 1.65% 2028	2,060	2,052
Amazon.com, Inc. 1.50% 2030	5,811	5,595
Amazon.com, Inc. 2.10% 2031	4,927	4,954
Amazon.com, Inc. 2.875% 2041	2,034	2,117
Amazon.com, Inc. 2.50% 2050	1,000	959
Amazon.com, Inc. 3.10% 2051	2,000	2,165
Amazon.com, Inc. 2.70% 2060	1,745	1,705
American Honda Finance Corp. 0.55% 2024	4,210	4,156
American Honda Finance Corp. 0.75% 2024	1,000	991
American Honda Finance Corp. 1.00% 2025	500	494
American Honda Finance Corp. 1.20% 2025	4,832	4,805
American Honda Finance Corp. 1.30% 2026	1,500	1,479
Bayerische Motoren Werke AG 3.80% 2023[1]	1,059	1,102
Bayerische Motoren Werke AG 3.90% 2025[1]	257	278
Bayerische Motoren Werke AG 1.95% 2031[1]	1,000	977
Bayerische Motoren Werke AG 2.55% 2031[1]	2,186	2,247
DaimlerChrysler North America Holding Corp. 0.75% 2024[1]	1,000	992
DaimlerChrysler North America Holding Corp. 2.45% 2031[1]	3,425	3,478
General Motors Company 5.40% 2023	737	794
General Motors Company 6.125% 2025	823	950
General Motors Company 6.60% 2036	45	61
General Motors Company 6.75% 2046	305	442
General Motors Financial Co. 1.05% 2024	150	149
General Motors Financial Co. 3.50% 2024	1,690	1,781
General Motors Financial Co. 2.75% 2025	4,295	4,441
General Motors Financial Co. 2.90% 2025	250	259
General Motors Financial Co. 2.40% 2028	1,450	1,447
Home Depot, Inc. 3.90% 2028	119	135
Home Depot, Inc. 2.95% 2029	2,828	3,017
Home Depot, Inc. 1.375% 2031	5,541	5,225
Home Depot, Inc. 3.125% 2049	91	98
Home Depot, Inc. 3.35% 2050	1,570	1,749
Home Depot, Inc. 2.375% 2051	2,795	2,606
Hyundai Capital America 1.80% 2025[1]	774	773
Hyundai Capital America 1.50% 2026[1]	2,078	2,024
Hyundai Capital America 1.65% 2026[1]	1,650	1,620
Hyundai Capital America 2.375% 2027[1]	210	210
Hyundai Capital America 2.00% 2028[1]	3,200	3,102
Hyundai Capital America 2.10% 2028[1]	3,892	3,783
Lowe’s Companies, Inc. 1.30% 2028	171	164
Lowe’s Companies, Inc. 1.70% 2030	1,817	1,729
Lowe’s Companies, Inc. 4.05% 2047	37	43
Lowe’s Companies, Inc. 3.00% 2050	615	620
Lowe’s Companies, Inc. 5.125% 2050	81	112
Marriott International, Inc. 2.85% 2031	2,260	2,272
Marriott International, Inc. 2.75% 2033	2,040	1,985
McDonald’s Corp. 2.125% 2030	385	385
Morongo Band of Mission Indians 7.00% 2039[1]	1,100	1,470
Stellantis Finance US, Inc. 1.711% 2027[1]	2,550	2,503
Stellantis Finance US, Inc. 2.691% 2031[1]	7,905	7,791
Toyota Motor Credit Corp. 0.45% 2024	500	495
Toyota Motor Credit Corp. 0.80% 2025	4,990	4,877
Toyota Motor Credit Corp. 3.00% 2025	189	200
Toyota Motor Credit Corp. 0.80% 2026	640	623
Toyota Motor Credit Corp. 1.15% 2027	1,500	1,453
Toyota Motor Credit Corp. 3.20% 2027	840	901
Toyota Motor Credit Corp. 1.90% 2028	2,440	2,438
Toyota Motor Credit Corp. 3.05% 2028	384	414
Toyota Motor Credit Corp. 3.375% 2030	1,804	1,989
Volkswagen Group of America Finance, LLC 2.90% 2022[1]	450	455

American Funds Corporate Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 2.85% 2024[1]	$1,334	$1,387
Volkswagen Group of America Finance, LLC 1.25% 2025[1]	4,960	4,883
Volkswagen Group of America Finance, LLC 1.625% 2027[1]	1,620	1,576
		117,145

Real estate 3.37%
Alexandria Real Estate Equities, Inc. 3.80% 2026	100	109
Alexandria Real Estate Equities, Inc. 3.95% 2028	33	37
Alexandria Real Estate Equities, Inc. 2.75% 2029	175	183
Alexandria Real Estate Equities, Inc. 3.375% 2031	207	224
Alexandria Real Estate Equities, Inc. 1.875% 2033	894	843
American Campus Communities, Inc. 3.75% 2023	1,715	1,769
American Campus Communities, Inc. 4.125% 2024	1,443	1,547
American Campus Communities, Inc. 3.30% 2026	1,660	1,768
American Campus Communities, Inc. 3.625% 2027	229	247
American Campus Communities, Inc. 2.85% 2030	86	89
American Campus Communities, Inc. 3.875% 2031	284	316
American Tower Corp. 1.45% 2026	854	836
American Tower Corp. 1.60% 2026	1,574	1,555
American Tower Corp. 2.30% 2031	1,366	1,324
American Tower Corp. 2.70% 2031	3,277	3,296
American Tower Corp. 2.95% 2051	285	269
Corporate Office Properties LP 2.25% 2026	714	723
Corporate Office Properties LP 2.00% 2029	362	351
Corporate Office Properties LP 2.75% 2031	620	622
Corporate Office Properties LP 2.90% 2033	619	611
Crown Castle International Corp. 2.50% 2031	7,937	7,846
Equinix, Inc. 2.625% 2024	3,482	3,591
Equinix, Inc. 1.25% 2025	3,123	3,066
Equinix, Inc. 2.90% 2026	583	605
Equinix, Inc. 1.80% 2027	470	460
Equinix, Inc. 1.55% 2028	1,735	1,674
Equinix, Inc. 2.00% 2028	537	529
Equinix, Inc. 3.20% 2029	3,945	4,135
Equinix, Inc. 2.15% 2030	5,288	5,131
Equinix, Inc. 2.50% 2031	7,086	7,019
Equinix, Inc. 3.00% 2050	1,274	1,219
Equinix, Inc. 3.40% 2052	2,648	2,734
Essex Portfolio LP 3.50% 2025	67	71
Essex Portfolio LP 3.375% 2026	191	204
Extra Space Storage, Inc. 2.35% 2032	990	963
Invitation Homes Operating Partnership LP 2.30% 2028	845	839
Invitation Homes Operating Partnership LP 2.00% 2031	1,424	1,352
Invitation Homes Operating Partnership LP 2.70% 2034	606	600
Public Storage 1.50% 2026	1,049	1,046
Public Storage 2.25% 2031	1,427	1,423
Public Storage 2.30% 2031	3,031	3,058
Scentre Group 3.50% 2025[1]	48	51
Sun Communities Operating LP 2.30% 2028	381	380
Sun Communities Operating LP 2.70% 2031	6,941	6,960
Westfield Corp., Ltd. 3.50% 2029[1]	307	318
		71,993

Materials 2.40%
Air Products and Chemicals, Inc. 1.85% 2027	60	61
Anglo American Capital PLC 2.25% 2028[1]	1,480	1,456
Anglo American Capital PLC 5.625% 2030[1]	1,610	1,912
Anglo American Capital PLC 2.875% 2031[1]	1,000	998
Anglo American Capital PLC 3.95% 2050[1]	696	759
Dow Chemical Co. 4.55% 2025	14	15
Dow Chemical Co. 3.625% 2026	746	806
Dow Chemical Co. 4.80% 2028	500	587
Dow Chemical Co. 2.10% 2030	4,250	4,193
Dow Chemical Co. 4.625% 2044	600	745
Dow Chemical Co. 5.55% 2048	290	413
Dow Chemical Co. 4.80% 2049	582	756
Dow Chemical Co. 3.60% 2050	2,108	2,318

14	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Ecolab, Inc. 2.125% 2050	$1,000	$909
Glencore Funding, LLC 4.125% 2024[1]	500	528
Glencore Funding, LLC 1.625% 2026[1]	600	590
Glencore Funding, LLC 2.625% 2031[1]	2,000	1,941
Glencore Funding, LLC 3.375% 2051[1]	800	776
Huntsman International, LLC 2.95% 2031	454	464
International Flavors & Fragrances, Inc. 1.23% 2025[1]	1,000	983
International Flavors & Fragrances, Inc. 1.832% 2027[1]	3,048	3,006
International Flavors & Fragrances, Inc. 2.30% 2030[1]	5,609	5,491
International Flavors & Fragrances, Inc. 3.268% 2040[1]	500	515
International Flavors & Fragrances, Inc. 3.468% 2050[1]	1,550	1,634
LYB International Finance BV 4.875% 2044	100	125
LYB International Finance III, LLC 1.25% 2025	967	955
LYB International Finance III, LLC 2.25% 2030	1,270	1,273
LYB International Finance III, LLC 3.375% 2040	718	749
LYB International Finance III, LLC 4.20% 2049	249	291
LYB International Finance III, LLC 4.20% 2050	250	290
LYB International Finance III, LLC 3.625% 2051	1,680	1,796
Newcrest Finance Pty, Ltd. 3.25% 2030[1]	1,492	1,585
Newcrest Finance Pty, Ltd. 4.20% 2050[1]	340	399
Nutrien, Ltd. 1.90% 2023	111	113
Nutrien, Ltd. 5.00% 2049	300	405
Praxair, Inc. 1.10% 2030	2,682	2,510
Praxair, Inc. 2.00% 2050	866	777
Rio Tinto Finance (USA), Ltd. 2.75% 2051	2,062	2,072
Sherwin-Williams Company 2.75% 2022	22	22
Sherwin-Williams Company 3.125% 2024	700	732
Sherwin-Williams Company 3.45% 2027	400	431
Sherwin-Williams Company 2.30% 2030	691	692
Sherwin-Williams Company 2.20% 2032	250	246
Sherwin-Williams Company 3.80% 2049	550	633
Sherwin-Williams Company 3.30% 2050	1,050	1,121
Sherwin-Williams Company 2.90% 2052	250	245
Vale Overseas, Ltd. 3.75% 2030	1,503	1,513
Westlake Chemical Corp. 5.00% 2046	130	166
Westlake Chemical Corp. 4.375% 2047	160	190
		51,187

Total corporate bonds, notes & loans		1,977,446

U.S. Treasury bonds & notes 3.89%
U.S. Treasury 3.89%
U.S. Treasury 0.375% 2023	114	114
U.S. Treasury 0.375% 2024	3,221	3,186
U.S. Treasury 0.625% 2024	1,850	1,842
U.S. Treasury 0.25% 2025	901	875
U.S. Treasury 0.50% 2026	1,820	1,775
U.S. Treasury 0.75% 2026	18,254	17,963
U.S. Treasury 0.75% 2026	7,430	7,298
U.S. Treasury 0.875% 2026	3,583	3,543
U.S. Treasury 0.875% 2026	480	474
U.S. Treasury 1.125% 2026	7,099	7,091
U.S. Treasury 1.25% 2026	12,279	12,336
U.S. Treasury 1.125% 2028	875	862
U.S. Treasury 1.25% 2028[4]	1,356	1,348
U.S. Treasury 1.25% 2028	1,055	1,047
U.S. Treasury 1.25% 2028[4]	188	187
U.S. Treasury 1.375% 2031	2,938	2,921
U.S. Treasury 1.75% 2041[4]	902	885
U.S. Treasury 2.00% 2041	244	250
U.S. Treasury 2.375% 2049[4]	3,034	3,423
U.S. Treasury 2.00% 2051[4]	15,015	15,724
U.S. Treasury 2.375% 2051	7	8
		83,152

American Funds Corporate Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 1.13%
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.852% 2037[1,5,6]	$2,093	$2,082
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	4,389	4,373
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	303	300
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	408	402
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,6]	872	934
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]	16,290	16,036
		24,127

Municipals 0.32%
California 0.09%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	215	222
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	965	958
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	750	733
		1,913

Ohio 0.23%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	4,665	4,936

Total municipals		6,849

Bonds & notes of governments & government agencies outside the U.S. 0.11%
Panama (Republic of) 2.252% 2032	1,710	1,597
United Mexican States 3.75% 2071	685	608
		2,205

Total bonds, notes & other debt instruments (cost: $2,071,989,000)		2,093,779

Short-term securities 1.02%
Money market investments 1.02%
Capital Group Central Cash Fund 0.07%[7,8]	218,023	21,802

Total short-term securities (cost: $21,802,000)		21,802
Total investment securities 99.03% (cost: $2,093,791,000)		2,115,581
Other assets less liabilities 0.97%		20,757

Net assets 100.00%		$2,136,338

16	American Funds Corporate Bond Fund

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 11/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	503	March 2022	$110,023	$186
5 Year U.S. Treasury Note Futures	Long	404	March 2022	49,045	409
10 Year U.S. Treasury Note Futures	Short	819	March 2022	(107,135)	(1,438)
10 Year Ultra U.S. Treasury Note Futures	Short	4,359	March 2022	(640,296)	(10,533)
20 Year U.S. Treasury Bond Futures	Long	2,096	March 2022	339,814	6,473
30 Year Ultra U.S. Treasury Bond Futures	Long	363	March 2022	72,804	2,782
					$(2,121)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
					Value at	premium	appreciation
Reference	Financing	Payment	Expiration	Notional	11/30/2021	received	at 11/30/2021
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$47,820	$(982)	$(1,162)	$180

Investments in affiliates8

	Value of			Net	Net		Value of
	affiliate at			realized	unrealized		affiliate at	Dividend
	6/1/2021	Additions	Reductions	loss	appreciation		11/30/2021	income
	(000)	(000)	(000)	(000)	(000)		(000)	(000)
Short-term securities 1.02%
Money market investments 1.02%
Capital Group Central Cash Fund 0.07%[7]	$64,118	$372,518	$414,826	$(8)	$—	[9]	$21,802	$14

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $305,226,000, which represented 14.29% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,652,000, which represented .22% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $2,082,000, which represented .10% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 11/30/2021.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

Auth. = Authority

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Corporate Bond Fund	17

Financial statements

Statement of assets and liabilities at November 30, 2021	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $2,071,989)	$2,093,779
Affiliated issuers (cost: $21,802)	21,802	$2,115,581
Cash		184
Receivables for:
Sales of investments	36,757
Sales of fund’s shares	3,834
Dividends and interest	13,322
Variation margin on futures contracts	4,918
Variation margin on swap contracts	62	58,893
		2,174,658
Liabilities:
Payables for:
Purchases of investments	28,993
Repurchases of fund’s shares	2,665
Dividends on fund’s shares	13
Investment advisory services	636
Services provided by related parties	441
Trustees’ deferred compensation	10
Variation margin on futures contracts	5,551
Variation margin on swap contracts	1
Other	10	38,320
Net assets at November 30, 2021		$2,136,338

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,114,415
Total distributable earnings		21,923
Net assets at November 30, 2021		$2,136,338

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (189,358 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,071,594	94,983	$11.28
Class C	50,707	4,494	11.28
Class T	11	1	11.28
Class F-1	58,409	5,177	11.28
Class F-2	661,297	58,615	11.28
Class F-3	141,865	12,574	11.28
Class 529-A	67,937	6,022	11.28
Class 529-C	5,290	469	11.28
Class 529-E	2,503	222	11.28
Class 529-T	13	1	11.28
Class 529-F-1	10	1	11.28
Class 529-F-2	11,062	980	11.28
Class 529-F-3	10	1	11.28
Class R-1	1,746	155	11.28
Class R-2	6,730	597	11.28
Class R-2E	1,798	159	11.28
Class R-3	13,133	1,164	11.28
Class R-4	6,001	532	11.28
Class R-5E	2,501	222	11.28
Class R-5	1,711	152	11.28
Class R-6	32,010	2,837	11.28

See notes to financial statements.

18	American Funds Corporate Bond Fund

Financial statements (continued)

Statement of operations for the six months ended November 30, 2021	unaudited (dollars in thousands)

Investment income:
Income:
Interest	$25,370
Dividends from affiliated issuers	14	$25,384
Fees and expenses*:
Investment advisory services	3,880
Distribution services	2,166
Transfer agent services	1,053
Administrative services	322
Reports to shareholders	88
Registration statement and prospectus	348
Trustees’ compensation	5
Auditing and legal	120
Custodian	8
Other	27
Total fees and expenses before reimbursement	8,017
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	113
Total fees and expenses after reimbursement		7,904
Net investment income		17,480

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	12,610
Affiliated issuers	(8)
Futures contracts	10,318
Swap contracts	(34)	22,886
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(1,301)
Affiliated issuers	— †
Futures contracts	(1,656)
Swap contracts	180	(2,777)
Net realized gain and unrealized depreciation		20,109

Net increase in net assets resulting from operations		$37,589

*Additional information related to class-specific fees and expenses is included in the notes to financial statements.

† Amount less than one thousand.

See notes to financial statements.

American Funds Corporate Bond Fund	19

Financial statements (continued)

Statements of changes in net assets
	(dollars in thousands)

	Six months ended November 30, 2021*	Year ended May 31, 2021
Operations:
Net investment income	$17,480	$29,282
Net realized gain	22,886	3,241
Net unrealized depreciation	(2,777)	(39,385)
Net increase (decrease) in net assets resulting from operations	37,589	(6,862)

Distributions paid or accrued to shareholders	(17,541)	(85,193)

Net capital share transactions	14,000	1,012,860

Total increase in net assets	34,048	920,805

Net assets:
Beginning of period	2,102,290	1,181,485
End of period	$2,136,338	$2,102,290

*Unaudited.

See notes to financial statements.

20	American Funds Corporate Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

American Funds Corporate Bond Fund	21

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation

22	American Funds Corporate Bond Fund

Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,977,446	$—	$1,977,446
U.S. Treasury bonds & notes	—	83,152	—	83,152
Asset-backed obligations	—	24,127	—	24,127
Municipals	—	6,849	—	6,849
Bonds & notes of governments & government agencies outside the U.S.	—	2,205	—	2,205
Short-term securities	21,802	—	—	21,802
Total	$21,802	$2,093,779	$—	$2,115,581

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,850	$—	$—	$9,850
Unrealized appreciation on credit default swaps	—	180	—	180
Liabilities:
Unrealized depreciation on futures contracts	(11,971)	—	—	(11,971)
Total	$(2,121)	$180	$—	$(1,941)

*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in

American Funds Corporate Bond Fund	23

response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or

24	American Funds Corporate Bond Fund

punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,074,512,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard

American Funds Corporate Bond Fund	25

maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $47,820,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$9,850	Unrealized depreciation*	$11,971
Swap	Credit	Unrealized appreciation*	180	Unrealized depreciation*	—
			$10,030		$11,971

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$10,318	Net unrealized depreciation on futures contracts	$(1,656)
Swap	Credit	Net realized loss on swap contracts	(34)	Net unrealized appreciation on swap contracts	180
			$10,284		$(1,476)

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

26	American Funds Corporate Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$394
Post-October capital loss deferral[1]	(21,055)

[1]	This deferral is considered incurred in the subsequent year.

As of November 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$52,459
Gross unrealized depreciation on investments	(33,370)
Net unrealized appreciation on investments	19,089
Cost of investments	2,095,713

American Funds Corporate Bond Fund	27

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended November 30, 2021					Year ended May 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$8,331		$—	$8,331		$34,335		$9,032		$43,367
Class C	224		—	224		1,443		481		1,924
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	495		—	495		2,897		799		3,696
Class F-2	5,954		—	5,954		21,850		5,608		27,458
Class F-3	1,391		—	1,391		2,707		658		3,365
Class 529-A	526		—	526		2,176		563		2,739
Class 529-C	22		—	22		161		53		214
Class 529-E	18		—	18		89		25		114
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	54		—		54
Class 529-F-2[3]	95		—	95		240		71		311
Class 529-F-3[3]	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-1	7		—	7		34		11		45
Class R-2	31		—	31		218		70		288
Class R-2E	10		—	10		44		13		57
Class R-3	87		—	87		375		104		479
Class R-4	50		—	50		212		57		269
Class R-5E	18		—	18		47		10		57
Class R-5	17		—	17		62		14		76
Class R-6	265		—	265		556		124		680
Total	$17,541		$—	$17,541		$67,500		$17,693		$85,193

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.377% on the first $1.5 billion of daily net assets and decreasing to 0.277% on such assets in excess of $2.5 billion. For the six months ended November 30, 2021, the investment advisory services fees were $3,880,000, which were equivalent to an annualized rate of 0.362% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

28	American Funds Corporate Bond Fund

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2021, unreimbursed expenses subject to reimbursement totaled $34,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Corporate Bond Fund	29

For the six months ended November 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$1,623	$534		$162		Not applicable
Class C	267	27		8		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	79	40		10		Not applicable
Class F-2	Not applicable	385		98		Not applicable
Class F-3	Not applicable	2		22		Not applicable
Class 529-A	81	32		10		$20
Class 529-C	28	3		1		2
Class 529-E	7	—	*	1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	3		2		3
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	8	1		—	*	Not applicable
Class R-2	26	11		1		Not applicable
Class R-2E	5	2		—	*	Not applicable
Class R-3	34	9		2		Not applicable
Class R-4	8	3		1		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	—	*	4		Not applicable
Total class-specific expenses	$2,166	$1,053		$322		$26

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended November 30, 2021, total fees and expenses reimbursed by CRMC were $113,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $5,000 in the fund’s statement of operations reflects $4,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $9,361,000 and $31,262,000, respectively, which generated $593,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2021.

30	American Funds Corporate Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended November 30, 2021

Class A	$86,385	7,614	$8,272		728		$(96,069)	(8,473)	$(1,412)	(131)
Class C	4,434	390	223		20		(9,029)	(797)	(4,372)	(387)
Class T	—	—	—		—		—	—	—	—
Class F-1	6,965	615	495		43		(17,749)	(1,564)	(10,289)	(906)
Class F-2	117,054	10,321	5,949		523		(108,417)	(9,574)	14,586	1,270
Class F-3	21,213	1,867	1,391		123		(21,140)	(1,865)	1,464	125
Class 529-A	8,937	788	523		46		(8,561)	(753)	899	81
Class 529-C	720	63	22		2		(1,359)	(120)	(617)	(55)
Class 529-E	326	29	18		2		(633)	(56)	(289)	(25)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	2,470	217	94		8		(751)	(66)	1,813	159
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	450	40	7		1		(19)	(2)	438	39
Class R-2	926	82	30		3		(1,484)	(131)	(528)	(46)
Class R-2E	285	25	10		1		(201)	(18)	94	8
Class R-3	2,385	210	86		8		(2,334)	(207)	137	11
Class R-4	868	77	49		4		(1,513)	(133)	(596)	(52)
Class R-5E	1,712	151	17		2		(540)	(47)	1,189	106
Class R-5	191	17	17		1		(288)	(25)	(80)	(7)
Class R-6	16,275	1,433	265		23		(4,977)	(439)	11,563	1,017
Total net increase (decrease)	$271,596	23,939	$17,468		1,538		$(275,064)	(24,270)	$14,000	1,207

American Funds Corporate Bond Fund	31

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended May 31, 2021

Class A	$476,484	40,851	$43,133		3,709		$(224,405)	(19,553)	$295,212	25,007
Class C	39,660	3,390	1,913		164		(20,899)	(1,811)	20,674	1,743
Class T	—	—	—		—		—	—	—	—
Class F-1	105,828	9,009	3,689		317		(69,120)	(6,014)	40,397	3,312
Class F-2	763,830	65,008	27,444		2,364		(270,879)	(23,739)	520,395	43,633
Class F-3	141,812	12,405	3,364		290		(43,487)	(3,783)	101,689	8,912
Class 529-A	29,502	2,531	2,734		235		(16,390)	(1,419)	15,846	1,347
Class 529-C	3,233	278	214		18		(5,384)	(460)	(1,937)	(164)
Class 529-E	1,429	122	114		10		(892)	(77)	651	55
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	1,422	120	43		4		(7,876)	(674)	(6,411)	(550)
Class 529-F-2[3]	10,749	924	310		27		(1,474)	(130)	9,585	821
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	590	51	44		4		(316)	(28)	318	27
Class R-2	3,462	298	273		23		(4,405)	(378)	(670)	(57)
Class R-2E	1,406	121	57		4		(737)	(63)	726	62
Class R-3	7,233	624	478		41		(3,864)	(338)	3,847	327
Class R-4	5,335	456	267		23		(2,276)	(200)	3,326	279
Class R-5E	3,792	323	56		5		(3,788)	(322)	60	6
Class R-5	883	75	76		7		(597)	(51)	362	31
Class R-6	17,029	1,480	680		59		(8,930)	(770)	8,779	769
Total net increase (decrease)	$1,613,689	138,067	$84,890		7,304		$(685,719)	(59,810)	$1,012,860	85,561

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $692,310,000 and $654,193,000, respectively, during the six months ended November 30, 2021.

32	American Funds Corporate Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
11/30/2021[5,6]	$11.17	$.09	$.11	$.20	$(.09)	$—	$(.09)	$11.28	1.77%[7]		$1,072		.84%[8]		.83%[8]		1.53%[8]
5/31/2021	11.52	.17	(.03)	.14	(.17)	(.32)	(.49)	11.17	1.07		1,063		.84		.83		1.48
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.10		807		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.32		501		.95		.94		2.80
5/31/2018	10.33	.24	(.30)	(.06)	(.24)	(.03)	(.27)	10.00	(.64)		407		1.03		.90		2.37
5/31/2017	10.27	.22	.18	.40	(.23)	(.11)	(.34)	10.33	3.90	[9]	211		.98	[9]	.87	[9]	2.16	[9]
Class C:
11/30/2021[5,6]	11.17	.05	.11	.16	(.05)	—	(.05)	11.28	1.41	[7]	51		1.55	[8]	1.54	[8]	.83	[8]
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.37		55		1.54		1.52		.78
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.30		36		1.58		1.54		1.50
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.53		20		1.70		1.69		2.05
5/31/2018	10.33	.16	(.30)	(.14)	(.16)	(.03)	(.19)	10.00	(1.41)		17		1.81		1.68		1.58
5/31/2017[5,10]	10.57	.12	(.18)	(.06)	(.11)	(.07)	(.18)	10.33	(.47)[7]		10		1.77		1.64		1.40
Class T:
11/30/2021[5,6]	11.17	.10	.11	.21	(.10)	—	(.10)	11.28	1.90	[7,9]	—	[11]	.57	[8,9]	.56	[8,9]	1.80	[8,9]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.34	[9]	—	[11]	.57	[9]	.56	[9]	1.76	[9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.43	[9]	—	[11]	.59	[9]	.55	[9]	2.51	[9]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60	[9]	—	[11]	.69	[9]	.68	[9]	3.06	[9]
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.40)[9]		—	[11]	.83	[9]	.68	[9]	2.56	[9]
5/31/2017[5,12]	10.17	.04	.16	.20	(.04)	—	(.04)	10.33	1.97	[7,9]	—	[11]	.15	[7,9]	.10	[7,9]	.37	[7,9]
Class F-1:
11/30/2021[5,6]	11.17	.09	.11	.20	(.09)	—	(.09)	11.28	1.78	[7]	58		.82	[8]	.81	[8]	1.56	[8]
5/31/2021	11.52	.18	(.03)	.15	(.18)	(.32)	(.50)	11.17	1.10		68		.81		.79		1.49
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.13		32		.84		.80		2.18
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.30		6		.98		.97		2.77
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.69)		9		1.05		.94		2.35
5/31/2017[5,10]	10.57	.18	(.18)	— [13]	(.17)	(.07)	(.24)	10.33	.09	[7]	2		1.14		1.00		2.07
Class F-2:
11/30/2021[5,6]	11.17	.10	.11	.21	(.10)	—	(.10)	11.28	1.91	[7]	661		.56	[8]	.55	[8]	1.81	[8]
5/31/2021	11.52	.21	(.03)	.18	(.21)	(.32)	(.53)	11.17	1.37		641		.54		.52		1.72
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.44		158		.57		.53		2.47
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60		38		.69		.67		3.07
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.41)		26		.76		.66		2.64
5/31/2017[5,10]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.33	[7]	5		.77		.66		2.35
Class F-3:
11/30/2021[5,6]	11.17	.11	.11	.22	(.11)	—	(.11)	11.28	1.97	[7]	142		.45	[8]	.43	[8]	1.94	[8]
5/31/2021	11.52	.22	(.03)	.19	(.22)	(.32)	(.54)	11.17	1.47		139		.45		.43		1.85
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55		41		.48		.44		2.56
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.72		11		.59		.57		3.17
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.32)		8		.71		.58		2.69
5/31/2017[5,14]	10.09	.09	.24	.33	(.09)	—	(.09)	10.33	3.29	[7]	3		.32	[7]	.20	[7]	.89	[7]
Class 529-A:
11/30/2021[5,6]	11.17	.09	.11	.20	(.09)	—	(.09)	11.28	1.77	[7]	68		.84	[8]	.83	[8]	1.54	[8]
5/31/2021	11.52	.17	(.03)	.14	(.17)	(.32)	(.49)	11.17	1.08		66		.83		.81		1.50
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.09		53		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.33		31		.95		.94		2.80
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.73)		23		1.09		.98		2.32
5/31/2017[5,10]	10.57	.17	(.17)	— [13]	(.17)	(.07)	(.24)	10.33	.06	[7]	6		1.15		1.01		2.06

See end of table for footnotes.

American Funds Corporate Bond Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
11/30/2021[5,6]	$11.17	$.04	$.11	$.15	$(.04)	$—	$(.04)	$11.28	1.38%[7]		$5		1.60%[8]		1.59%[8]		.78%[8]
5/31/2021	11.52	.08	(.03)	.05	(.08)	(.32)	(.40)	11.17	.32		6		1.59		1.58		.77
5/31/2020	10.44	.16	1.20	1.36	(.16)	(.12)	(.28)	11.52	13.24		8		1.64		1.60		1.45
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.47		6		1.75		1.74		2.00
5/31/2018	10.33	.15	(.30)	(.15)	(.15)	(.03)	(.18)	10.00	(1.47)		4		1.86		1.74		1.53
5/31/2017[5,10]	10.57	.12	(.18)	(.06)	(.11)	(.07)	(.18)	10.33	(.48)[7]		2		1.82		1.69		1.36
Class 529-E:
11/30/2021[5,6]	11.17	.08	.11	.19	(.08)	—	(.08)	11.28	1.67	[7]	2		1.04	[8]	1.03	[8]	1.34	[8]
5/31/2021	11.52	.15	(.03)	.12	(.15)	(.32)	(.47)	11.17	.87		3		1.04		1.02		1.30
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.89		2		1.06		1.02		2.00
5/31/2019	10.00	.26	.44	.70	(.26)	—	(.26)	10.44	7.09		1		1.17		1.16		2.58
5/31/2018	10.33	.21	(.30)	(.09)	(.21)	(.03)	(.24)	10.00	(.90)		1		1.29		1.16		2.11
5/31/2017[5,10]	10.57	.16	(.17)	(.01)	(.16)	(.07)	(.23)	10.33	(.02)[7]		1		1.27		1.13		1.93
Class 529-T:
11/30/2021[5,6]	11.17	.10	.11	.21	(.10)	—	(.10)	11.28	1.89	[7,9]	—	[11]	.61	[8,9]	.60	[8,9]	1.77	[8,9]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.29	[9]	—	[11]	.62	[9]	.60	[9]	1.73	[9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.38	[9]	—	[11]	.64	[9]	.61	[9]	2.46	[9]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.52	[9]	—	[11]	.76	[9]	.75	[9]	3.00	[9]
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.47)[9]		—	[11]	.89	[9]	.75	[9]	2.49	[9]
5/31/2017[5,12]	10.17	.04	.16	.20	(.04)	—	(.04)	10.33	1.96	[7,9]	—	[11]	.16	[7,9]	.11	[7,9]	.36	[7,9]
Class 529-F-1:
11/30/2021[5,6]	11.17	.10	.11	.21	(.10)	—	(.10)	11.28	1.87	[7,9]	—	[11]	.64	[8,9]	.63	[8,9]	1.73	[8,9]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.30	[9]	—	[11]	.64	[9]	.61	[9]	1.90	[9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37		6		.64		.60		2.44
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.54		4		.75		.73		3.02
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.48)		2		.85		.74		2.57
5/31/2017[5,10]	10.57	.20	(.18)	.02	(.19)	(.07)	(.26)	10.33	.30	[7]	1		.85		.71		2.36
Class 529-F-2:
11/30/2021[5,6]	11.17	.10	.11	.21	(.10)	—	(.10)	11.28	1.91	[7]	11		.56	[8]	.55	[8]	1.82	[8]
5/31/2021[5,15]	11.68	.11	(.19)	(.08)	(.11)	(.32)	(.43)	11.17	(.82)[7]		9		.54	[8]	.53	[8]	1.66	[8]
Class 529-F-3:
11/30/2021[5,6]	11.17	.11	.11	.22	(.11)	—	(.11)	11.28	1.93	[7]	—	[11]	.52	[8]	.51	[8]	1.85	[8]
5/31/2021[5,15]	11.68	.11	(.19)	(.08)	(.11)	(.32)	(.43)	11.17	(.79)[7]		—	[11]	.59	[8]	.49	[8]	1.69	[8]
Class R-1:
11/30/2021[5,6]	11.17	.05	.11	.16	(.05)	—	(.05)	11.28	1.43	[7]	2		1.51	[8]	1.50	[8]	.87	[8]
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.40		1		1.51		1.50		.82
5/31/2020	10.44	.18	1.20	1.38	(.18)	(.12)	(.30)	11.52	13.41		1		1.49		1.45		1.58
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.64		1		1.59		1.57		2.18
5/31/2018	10.33	.18	(.30)	(.12)	(.18)	(.03)	(.21)	10.00	(1.19)[9]		—	[11]	1.59	[9]	1.48	[9]	1.83	[9]
5/31/2017[5,10]	10.57	.18	(.17)	.01	(.18)	(.07)	(.25)	10.33	.15	[7,9]	—	[11]	1.12	[9]	.97	[9]	2.06	[9]

See end of table for footnotes.

34	American Funds Corporate Bond Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
11/30/2021[5,6]	$11.17	$.05	$.11	$.16	$(.05)	$—	$(.05)	$11.28	1.43%[7]		$7		1.50%[8]		1.49%[8]		.87%[8]
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.39		7		1.52		1.50		.83
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.34		8		1.55		1.51		1.53
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.58		5		1.65		1.63		2.11
5/31/2018	10.33	.17	(.30)	(.13)	(.17)	(.03)	(.20)	10.00	(1.35)		3		1.74		1.61		1.68
5/31/2017[5,10]	10.57	.15	(.17)	(.02)	(.15)	(.07)	(.22)	10.33	(.11)[7]		1		1.64		1.39		1.75
Class R-2E:
11/30/2021[5,6]	11.17	.07	.11	.18	(.07)	—	(.07)	11.28	1.57	[7]	2		1.24	[8]	1.23	[8]	1.14	[8]
5/31/2021	11.52	.13	(.03)	.10	(.13)	(.32)	(.45)	11.17	.67		2		1.25		1.23		1.08
5/31/2020	10.44	.20	1.20	1.40	(.20)	(.12)	(.32)	11.52	13.67		1		1.26		1.22		1.81
5/31/2019	10.00	.24	.44	.68	(.24)	—	(.24)	10.44	6.90		—	[11]	1.35		1.33		2.45
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.73)[9]		—	[11]	1.32	[9]	1.22	[9]	2.16	[9]
5/31/2017[5,10]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.36	[7,9]	—	[11]	.75	[9]	.63	[9]	2.33	[9]
Class R-3:
11/30/2021[5,6]	11.17	.07	.11	.18	(.07)	—	(.07)	11.28	1.65	[7]	13		1.08	[8]	1.07	[8]	1.30	[8]
5/31/2021	11.52	.14	(.03)	.11	(.14)	(.32)	(.46)	11.17	.82		13		1.09		1.07		1.24
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.82		10		1.13		1.09		1.96
5/31/2019	10.00	.25	.44	.69	(.25)	—	(.25)	10.44	7.03		7		1.22		1.21		2.54
5/31/2018	10.33	.21	(.30)	(.09)	(.21)	(.03)	(.24)	10.00	(.92)		4		1.28		1.18		2.16
5/31/2017[5,10]	10.57	.17	(.17)	— [13]	(.17)	(.07)	(.24)	10.33	.10	[7]	1		1.29		1.11		2.02
Class R-4:
11/30/2021[5,6]	11.17	.09	.11	.20	(.09)	—	(.09)	11.28	1.79	[7]	6		.79	[8]	.78	[8]	1.59	[8]
5/31/2021	11.52	.18	(.03)	.15	(.18)	(.32)	(.50)	11.17	1.12		6		.79		.77		1.52
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.16		4		.83		.79		2.27
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.34		3		.93		.92		2.82
5/31/2018	10.33	.24	(.30)	(.06)	(.24)	(.03)	(.27)	10.00	(.66)		2		1.05		.92		2.36
5/31/2017[5,10]	10.57	.20	(.18)	.02	(.19)	(.07)	(.26)	10.33	.26	[7]	1		1.15		.85		2.31
Class R-5E:
11/30/2021[5,6]	11.17	.10	.11	.21	(.10)	—	(.10)	11.28	1.90	[7]	2		.58	[8]	.57	[8]	1.81	[8]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.30		1		.62		.60		1.73
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37		1		.64		.59		2.43
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.59		1		.70		.68		3.08
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.35)		—	[11]	.81		.61		2.66
5/31/2017[5,10]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.37	[7]	—	[11]	.73		.62		2.34
Class R-5:
11/30/2021[5,6]	11.17	.11	.11	.22	(.11)	—	(.11)	11.28	1.94	[7]	2		.51	[8]	.50	[8]	1.87	[8]
5/31/2021	11.52	.21	(.03)	.18	(.21)	(.32)	(.53)	11.17	1.41		2		.51		.49		1.83
5/31/2020	10.44	.28	1.20	1.48	(.28)	(.12)	(.40)	11.52	14.49		1		.53		.49		2.55
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.67		1		.63		.61		3.14
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.37)		1		.74		.62		2.67
5/31/2017[5,10]	10.57	.21	(.18)	.03	(.20)	(.07)	(.27)	10.33	.34	[7]	—	[11]	.81		.63		2.42
Class R-6:
11/30/2021[5,6]	11.17	.11	.11	.22	(.11)	—	(.11)	11.28	1.97	[7]	32		.45	[8]	.43	[8]	1.95	[8]
5/31/2021	11.52	.22	(.03)	.19	(.22)	(.32)	(.54)	11.17	1.47		20		.45		.43		1.89
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55		12		.48		.45		2.62
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.70		7		.60		.58		3.21
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.36)		1		.76		.62		2.63
5/31/2017[5,10]	10.57	.21	(.19)	.02	(.19)	(.07)	(.26)	10.33	.30	[7]	1		.84		.62		2.54

See end of table for footnotes.

American Funds Corporate Bond Fund	35

Financial highlights (continued)

	Six months ended	Year ended May 31,
	November 30, 2021[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[16]	49%	146%	232%	203%	153%	162%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the periods shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	This share class began investment operations on July 29, 2016.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Amount less than $.01.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

36	American Funds Corporate Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2021, through November 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Corporate Bond Fund	37

Expense example (continued)

	Beginning account value 6/1/2021	Ending account value 11/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,017.67	$4.20	.83%
Class A – assumed 5% return	1,000.00	1,020.91	4.20	.83
Class C – actual return	1,000.00	1,014.09	7.78	1.54
Class C – assumed 5% return	1,000.00	1,017.35	7.79	1.54
Class T – actual return	1,000.00	1,019.04	2.83	.56
Class T – assumed 5% return	1,000.00	1,022.26	2.84	.56
Class F-1 – actual return	1,000.00	1,017.77	4.10	.81
Class F-1 – assumed 5% return	1,000.00	1,021.01	4.10	.81
Class F-2 – actual return	1,000.00	1,019.09	2.78	.55
Class F-2 – assumed 5% return	1,000.00	1,022.31	2.79	.55
Class F-3 – actual return	1,000.00	1,019.72	2.18	.43
Class F-3 – assumed 5% return	1,000.00	1,022.91	2.18	.43
Class 529-A – actual return	1,000.00	1,017.70	4.20	.83
Class 529-A – assumed 5% return	1,000.00	1,020.91	4.20	.83
Class 529-C – actual return	1,000.00	1,013.82	8.03	1.59
Class 529-C – assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class 529-E – actual return	1,000.00	1,016.68	5.21	1.03
Class 529-E – assumed 5% return	1,000.00	1,019.90	5.22	1.03
Class 529-T – actual return	1,000.00	1,018.88	3.04	.60
Class 529-T – assumed 5% return	1,000.00	1,022.06	3.04	.60
Class 529-F-1 – actual return	1,000.00	1,018.69	3.19	.63
Class 529-F-1 – assumed 5% return	1,000.00	1,021.91	3.19	.63
Class 529-F-2 – actual return	1,000.00	1,019.09	2.78	.55
Class 529-F-2 – assumed 5% return	1,000.00	1,022.31	2.79	.55
Class 529-F-3 – actual return	1,000.00	1,019.29	2.58	.51
Class 529-F-3 – assumed 5% return	1,000.00	1,022.51	2.59	.51
Class R-1 – actual return	1,000.00	1,014.28	7.57	1.50
Class R-1 – assumed 5% return	1,000.00	1,017.55	7.59	1.50
Class R-2 – actual return	1,000.00	1,014.32	7.52	1.49
Class R-2 – assumed 5% return	1,000.00	1,017.60	7.54	1.49
Class R-2E – actual return	1,000.00	1,015.65	6.22	1.23
Class R-2E – assumed 5% return	1,000.00	1,018.90	6.23	1.23
Class R-3 – actual return	1,000.00	1,016.49	5.41	1.07
Class R-3 – assumed 5% return	1,000.00	1,019.70	5.42	1.07
Class R-4 – actual return	1,000.00	1,017.94	3.95	.78
Class R-4 – assumed 5% return	1,000.00	1,021.16	3.95	.78
Class R-5E – actual return	1,000.00	1,019.00	2.88	.57
Class R-5E – assumed 5% return	1,000.00	1,022.21	2.89	.57
Class R-5 – actual return	1,000.00	1,019.42	2.53	.50
Class R-5 – assumed 5% return	1,000.00	1,022.56	2.54	.50
Class R-6 – actual return	1,000.00	1,019.71	2.18	.43
Class R-6 – assumed 5% return	1,000.00	1,022.91	2.18	.43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

38	American Funds Corporate Bond Fund

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American Funds Corporate Bond Fund	39

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

40	American Funds Corporate Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 31, 2022